Concentration of Risk	12 Months Ended
Jun. 30, 2019
Risks and Uncertainties [Abstract]
Concentration of risk

Note 14 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of June 30, 2019 and 2018, $267,636 and $4,809,040 were deposited in banks located in the PRC, respectively. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD $500,000 (approximately $73,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2019 and 2018, $1,736,989 and $0 were deposited in banks located in Hong Kong, respectively.

Customer concentration risk

For the year ended June 30, 2019, three customers accounted for 33.7%, 14.3%, and 13.6% of the Company’s revenues. For the year ended June 30, 2018, four customers accounted for 17.2%, 15.7%, 13.7% and 13.0% of the Company’s revenues. For the year ended June 30, 2017, one customer accounted for 66% of the Company’s revenues.